FINANCING RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
FINANCING RECEIVABLES [Abstract]
FINANCING RECEIVABLES
NOTE 11 – FINANCING RECEIVABLES

The Company's net investment in sales-type leases is subject to the disclosure requirements of ASC 310 “Receivables”. Due to similar risk characteristics of its individual sales-type leases, the Company views its net investment in leases as its one class of financing receivable.

The Company monitors the credit quality of each customer on a frequent basis through collections and aging analyses. The Company also holds meetings monthly in order to identify credit concerns and determine whether a change in credit quality classification is required for the customer. A customer may improve in their credit quality classification once a substantial payment is made on overdue balances or the customer has agreed to a payment plan with the Company and payments have commenced in accordance with the payment plan. The change in credit quality indicator is dependent upon management approval.

The Company classifies its customers into three categories to indicate their credit quality internally:

Current — Lessee continues to be in good standing with the Company as the client's payments and reporting are up-to-date. Typically payments are outstanding between 0-30 days.

Performing — Lessee has begun to demonstrate a delay in payments with little or no communication with the Company. All future activity with this customer must be reviewed and approved by management. These leases are considered to be in better condition than those leases in the “Poor” category, but not in as good of condition as those leases in the “Current” category. Typically payments are outstanding between 31-60 days.

Poor — Lessee is delinquent, non-responsive or not negotiating in good faith with the Company. Once a Lessee is classified as “Poor”, the lease is evaluated for collectability and is potentially impaired. Typically payments are outstanding 61 days or more.

The following table discloses the recorded investment in financing receivables by credit quality indicator as at September 30, 2014 (in thousands):

Net
Investment
in Leases
Current	$9,440
Performing	1,291
Poor	3,934
Total	$14,665

While recognition of penalties and interest income is suspended, payments received by a customer are applied against the outstanding balance owed. If payments are sufficient to cover any unreserved receivables, a recovery of provision taken on the billed amount, if applicable, is recorded to the extent of the residual cash received. Once the collectability issues are resolved and the customer has returned to being in current standing, the Company will resume recognition of penalty and interest income.

The Company's net investment leases on non-accrual status as of September 30, 2014, are as follows (in thousands):

	Recorded	Related
	Investment	Allowance
Net investment in leases	$344	$(344)

The Company considers financing receivables with aging between 60-89 days as indications of lessees with potential collection concerns. The Company will begin to focus its review on these financing receivables and increase its discussions internally and with the lessee regarding payment status. Once a lessee's aging exceeds 90 days, the Company's policy is to review and assess collectability on lessee's past due account. Over 90 days past due is used by the Company as an indicator of potential impairment as invoices up to 90 days outstanding could be considered reasonable due to the time required for dispute resolution or for the provision of further information or supporting documentation to the customer.

The Company's aged financing receivables as of September 30, 2014 are as follows (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
		31-90	91+	Financing	Recorded	Recorded	Related	Net of
	Current	Days	Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$9,440	$5,279	$290	$15,009	$-	$15,009	$(344)	$14,665

The Company recorded investment in past due financing receivables for which the Company continues to accrue penalties and interest income is as follows as of September 30, 2014 (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
		31-90	91+	Financing	Recorded	Recorded	Related	Net of
	Current	Days	Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$9,440	$5,225	$-	$14,665	$-	$14,665	$-	$14,665

Activity in our reserves for credit losses for the nine months ended September 30, 2014 is as follows (in thousands):

Investment in sales- type leases
Balance January 1, 2014	$445
Provision for bad debts	(101)
Recoveries	-
Write-offs and other	-
Balance September 30, 2014	$344

Our reserve for credit losses and minimum lease payments associated with our investment in sales- type lease balances disaggregated on the basis of our impairment method were as follows as of September 30, 2014 (in thousands):

Investment in sales- type leases
Reserve for credit losses:
Ending balance: collectively evaluated for impairment	$5,279
Ending balance: individually evaluated for impairment	-
Ending balance	$5,279

The following table discloses the recorded investment in financing receivables by credit quality indicator as of December 31, 2013 (in thousands):

Net
Investment
in Leases
Current	$11,872
Performing	4,178
Poor	2,203
Total	$18,253

While recognition of penalties and interest income is suspended, payments received by a customer are applied against the outstanding balance owed. If payments are sufficient to cover any unreserved receivables, a recovery of provision taken on the billed amount, if applicable, is recorded to the extent of the residual cash received. Once the collectability issues are resolved and the customer has returned to being in current standing, the Company will resume recognition of penalty and interest income.

The Company's net investment leases on nonaccrual status as of December 31, 2013, are as follows (in thousands):

	Recorded	Related
	Investment	Allowance
Net investment in leases	$445	$(445)

The Company considers financing receivables with aging between 60-89 days as indications of lessees with potential collection concerns. The Company will begin to focus its review on these financing receivables and increase its discussions internally and with the lessee regarding payment status. Once a lessee's aging exceeds 90 days, the Company's policy is to review and assess collectability on lessee's past due account. Over 90 days past due is used by the Company as an indicator of potential impairment as invoices up to 90 days outstanding could be considered reasonable due to the time required for dispute resolution or for the provision of further information or supporting documentation to the customer.

The Company's aged financing receivables as of December 31, 2013 are as follows (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
	Current	31-90 Days	91+ Days	Financing Receivables	Recorded Investment	Recorded Investment	Related Allowances	Net of Allowances
Net investment in leases	$11,872	$6,107	$719	$18,698	$-	$18,698	$(445)	$18,253

The Company recorded investment in past due financing receivables for which the Company continues to accrue penalties and interest income is as follows as of December 31, 2013 (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
	Current	31-90 Days	91+ Days	Financing Receivables	Recorded Investment	Recorded Investment	Related Allowances	Net of Allowances
Net investment in leases	$11,872	$6,107	$274	$18,253	$-	$18,253	$-	$18,253

Activity in our reserves for credit losses for the year ended December 31, 2013 is as follows (in thousands):

Investment in sales- type leases
Balance January 1, 2013	$305
Provision for bad debts	140
Recoveries	-
Write-offs and other	-
Balance December 31, 2013	$445

Our reserve for credit losses and minimum lease payments associated with our investment in sales- type lease balances disaggregated on the basis of our impairment method were as follows as of December 31, 2013 (in thousands):

Investment in sales- type leases
Reserve for credit losses:
Ending balance: collectively evaluated for impairment	$6,107
Ending balance: individually evaluated for impairment	719
Ending balance	$6,826

NOTE 11 – FINANCING RECEIVABLES

The Company's net investment in sales-type leases is subject to the disclosure requirements of ASC 310 “Receivables”. Due to similar risk characteristics of its individual sales-type leases, the Company views its net investment in leases as its one class of financing receivable.

The Company monitors the credit quality of each customer on a frequent basis through collections and aging analyses. The Company also holds meetings monthly in order to identify credit concerns and determine whether a change in credit quality classification is required for the customer. A customer may improve in their credit quality classification once a substantial payment is made on overdue balances or the customer has agreed to a payment plan with the Company and payments have commenced in accordance with the payment plan. The change in credit quality indicator is dependent upon management approval.

The Company classifies its customers into three categories to indicate their credit quality internally:

Current — Lessee continues to be in good standing with the Company as the client's payments and reporting are up-to-date. Typically payments are outstanding between 0-30 days.

Performing — Lessee has begun to demonstrate a delay in payments with little or no communication with the Company. All future activity with this customer must be reviewed and approved by management. These leases are considered to be in better condition than those leases in the “Poor” category, but not in as good of condition as those leases in the “Current” category. Typically payments are outstanding between 31-60 days.

Poor — Lessee is delinquent, non-responsive or not negotiating in good faith with the Company. Once a Lessee is classified as “Poor”, the lease is evaluated for collectability and is potentially impaired. Typically payments are outstanding 61 days or more.

The following table discloses the recorded investment in financing receivables by credit quality indicator as at December 31, 2013 (in thousands):

Net
Investment
in Leases
Current	$11,872
Performing	4,178
Poor	2,203

Total	$18,253

While recognition of penalties and interest income is suspended, payments received by a customer are applied against the outstanding balance owed. If payments are sufficient to cover any unreserved receivables, a recovery of provision taken on the billed amount, if applicable, is recorded to the extent of the residual cash received. Once the collectability issues are resolved and the customer has returned to being in current standing, the Company will resume recognition of penalty and interest income.

The Company's net investment leases on nonaccrual status as of December 31, 2013, are as follows (in thousands):

	Recorded	Related
	Investment	Allowance
Net investment in leases	$445	$(445)

The Company considers financing receivables with aging between 60-89 days as indications of lessees with potential collection concerns. The Company will begin to focus its review on these financing receivables and increase its discussions internally and with the lessee regarding payment status. Once a lessee's aging exceeds 90 days, the Company's policy is to review and assess collectability on lessee's past due account. Over 90 days past due is used by the Company as an indicator of potential impairment as invoices up to 90 days outstanding could be considered reasonable due to the time required for dispute resolution or for the provision of further information or supporting documentation to the customer.

The Company's aged financing receivables as of December 31, 2013 are as follows (in thousands):
					Related			Recorded
				Billed	Unbilled	Total		Investment
				Financing	Recorded	Recorded	Related	Net of
	Current	31-90 Days	91+ Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$11,872	$6,107	$719	$18,698	$-	$18,698	$(445)	$18,253

The Company recorded investment in past due financing receivables for which the Company continues to accrue penalties and interest income is as follows as of December 31, 2013 (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
				Financing	Recorded	Recorded	Related	Net of
	Current	31-90 Days	91+ Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$11,872	$6,107	$274	$18,253	$-	$18,253	$-	$18,253

Activity in our reserves for credit losses for the year ended December 31, 2013 is as follows (in thousands):

Investment in sales-type leases
Balance January 1, 2013	$305
Provision for bad debts	140
Recoveries	-
Write-offs and other	-
Balance December 31, 2013	$445

Our reserve for credit losses and minimum lease payments associated with our investment in sales- type lease balances disaggregated on the basis of our impairment method were as follows as of December 31, 2013 (in thousands):

Investment in sales-type leases
Reserve for credit losses:
Ending balance: collectively evaluated for impairment	$6,107
Ending balance: individually evaluated for impairment	719
Ending balance	$6,826

The following table discloses the recorded investment in financing receivables by credit quality indicator as at December 31, 2012 (in thousands):
Net
Investment
in Leases
Current	$15,825
Performing	4,246
Poor	2,591
Total	$22,662

While recognition of penalties and interest income is suspended, payments received by a customer are applied against the outstanding balance owed. If payments are sufficient to cover any unreserved receivables, a recovery of provision taken on the billed amount, if applicable, is recorded to the extent of the residual cash received. Once the collectability issues are resolved and the customer has returned to being in current standing, the Company will resume recognition of penalty and interest income.

The Company's net investment leases on nonaccrual status as of December 31, 2012, are as follows (in thousands):

	Recorded	Related
	Investment	Allowance
Net investment in leases	$305	$(305)

The Company considers financing receivables with aging between 60-89 days as indications of lessees with potential collection concerns. The Company will begin to focus its review on these financing receivables and increase its discussions internally and with the lessee regarding payment status. Once a lessee's aging exceeds 90 days, the Company's policy is to review and assess collectability on lessee's past due account. Over 90 days past due is used by the Company as an indicator of potential impairment as invoices up to 90 days outstanding could be considered reasonable due to the time required for dispute resolution or for the provision of further information or supporting documentation to the customer.

The Company's aged financing receivables as of December 31, 2012 are as follows (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
				Financing	Recorded	Recorded	Related	Net of
	Current	31-90 Days	91+ Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$15,837	$6,225	$905	$22,967	$-	$22,967	$(305)	$22,662

The Company recorded investment in past due financing receivables for which the Company continues to accrue penalties and interest income is as follows as of December 31, 2012 (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
				Financing	Recorded	Recorded	Related	Net of
	Current	31-90 Days	91+ Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$15,837	$6,225	$600	$22,662	$-	$22,662	$-	$22,662

Activity in our reserves for credit losses for the year ended December 31, 2012 is as follows (in thousands):

Investment in sales-type leases
Balance January 1, 2012	$465
Provision for bad debts	-
Recoveries	-
Write-offs and other	(160)
Balance December 31, 2012	$305

Our reserve for credit losses and minimum lease payments associated with our investment in sales- type lease balances disaggregated on the basis of our impairment method were as follows as of December 31, 2012 (in thousands):

Investment in sales-type leases
Reserve for credit losses:
Ending balance: collectively evaluated for impairment	$6,225
Ending balance: individually evaluated for impairment	905
Ending balance	$7,130